Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Accounts Payable And Accrued Expenses Abstract
Accounts payable	$ 1,141,867	$ 1,333,044
Payable for acquisition of intangible asset – related party (current portion)	286,294
Accrued liabilities	1,470,531	1,236,942
Payroll liabilities	250,074	346,693
Total	$ 3,148,766	$ 2,916,679